Pledged assets and contingent liabilities	6 Months Ended
Jun. 30, 2026
Pledged Assets And Contingent Liabilities [Abstract]
Pledged assets and contingent liabilities	Pledged assets and contingent liabilities

Skr mn	June 30, 2026	December 31, 2025
Collateral provided
Cash collateral under the security agreements for derivative contracts	1,978	6,858
Contingent liabilities[1]
Guarantee commitments	12,423	9,896
Commitments[1]
Committed undisbursed loans	78,963	81,624
1 For expected credit losses in guarantee commitments and committed undisbursed loans, see Note 4.